Share-based compensation - Range of exercise prices in stock options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 years 3 months
Number of stock options outstanding (in shares) | shares	102,531	145,621	173,251
Weighted average exercise price (in usd per share)	$ 43.96	$ 45.25	$ 49.44
Number of stock options exercisable (in shares) | shares	87,497
Weighted average exercise price, exercisable options (in usd per share)	$ 44.82
$29.27 to $35.51
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	1 year 9 months
Number of stock options outstanding (in shares) | shares	39,207
Weighted average exercise price (in usd per share)	$ 32.49
Number of stock options exercisable (in shares) | shares	34,059
Weighted average exercise price, exercisable options (in usd per share)	$ 32.98
$29.27 to $35.51 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	29.27
$29.27 to $35.51 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	$ 35.51
$38.79 to $50.17
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 years 7 months 28 days
Number of stock options outstanding (in shares) | shares	36,214
Weighted average exercise price (in usd per share)	$ 47.76
Number of stock options exercisable (in shares) | shares	26,328
Weighted average exercise price, exercisable options (in usd per share)	$ 49.18
$38.79 to $50.17 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	38.79
$38.79 to $50.17 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	$ 50.17
$54.65 to $78.59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years)	2 years 5 months 8 days
Number of stock options outstanding (in shares) | shares	27,110
Weighted average exercise price (in usd per share)	$ 55.46
Number of stock options exercisable (in shares) | shares	27,110
Weighted average exercise price, exercisable options (in usd per share)	$ 55.46
$54.65 to $78.59 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	54.65
$54.65 to $78.59 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in usd per share)	$ 78.59